UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
         Washington, DC  20005

13F File Number:  28-05197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     February 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $154,082 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3371    43500 SH       SOLE                    14600        0    28900
ALTERA CORP                    COM              021441100     3312   178757 SH       SOLE                    95007        0    83750
AMGEN INC                      COM              031162100     6483    82207 SH       SOLE                    41417        0    40790
AVON PRODS INC                 COM              054303102     2532    88700 SH       SOLE                    34000        0    54700
BIOMET INC                     COM              090613100     3757   102736 SH       SOLE                    61476        0    41260
BJS WHOLESALE CLUB INC         COM              05548J106     5634   190581 SH       SOLE                   101281        0    89300
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     7972   215279 SH       SOLE                   114229        0   101050
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     4261   212394 SH       SOLE                   113194        0    99200
CHUBB CORP                     COM              171232101     6528    66852 SH       SOLE                    36792        0    30060
CONSTELLATION BRANDS INC       CL A             21036P108     3057   116532 SH       SOLE                   115662        0      870
E M C CORP MASS                COM              268648102     5678   416914 SH       SOLE                   224144        0   192770
EASTMAN CHEM CO                COM              277432100     5426   105185 SH       SOLE                    56485        0    48700
ENGELHARD CORP                 COM              292845104     1302    43200 SH       SOLE                    43200        0        0
GARMIN LTD                     ORD              G37260109     5397    81344 SH       SOLE                    49549        0    31795
INTERNATIONAL BUSINESS MACHS   COM              459200101     4873    59288 SH       SOLE                    32753        0    26535
INTUIT                         COM              461202103     6417   120399 SH       SOLE                    63959        0    56440
INVITROGEN CORP                COM              46185R100     1408    21135 SH       SOLE                    20865        0      270
ISHARES COMEX GOLD TR          ISHARES          464285105     1960    37897 SH       SOLE                    37497        0      400
ISHARES INC                    MSCI PAC J IDX   464286665     1342    13602 SH       SOLE                    13352        0      250
ISHARES TR                     MSCI EMERG MKT   464287234     1223    13860 SH       SOLE                    13800        0       60
ISHARES TR                     S&P/TOPIX 150    464287382     1351    11645 SH       SOLE                    11645        0        0
JOHNSON & JOHNSON              COM              478160104     5558    92476 SH       SOLE                    50236        0    42240
LEHMAN BROS HLDGS INC          COM              524908100     7926    61839 SH       SOLE                    31964        0    29875
M & T BK CORP                  COM              55261F104     3544    32500 SH       SOLE                     9600        0    22900
MEADWESTVACO CORP              COM              583334107     2929   104500 SH       SOLE                    34500        0    70000
MERRILL LYNCH & CO INC         COM              590188108     6172    91121 SH       SOLE                    50851        0    40270
NABORS INDUSTRIES LTD          SHS              G6359F103     7729   102032 SH       SOLE                    53702        0    48330
NASDAQ 100 TR                  UNIT SER 1       631100104      644    15940 SH       SOLE                    15940        0        0
NOBLE CORPORATION              SHS              G65422100     7702   109189 SH       SOLE                    55109        0    54080
POLYMEDICA CORP                COM              731738100     3470   103680 SH       SOLE                    53540        0    50140
QUALCOMM INC                   COM              747525103     6653   154445 SH       SOLE                    86795        0    67650
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3983    90750 SH       SOLE                    54275        0    36475
STRYKER CORP                   COM              863667101     5097   114720 SH       SOLE                    64760        0    49960
TARGET CORP                    COM              87612E106     5829   106053 SH       SOLE                    59503        0    46550
WELLS FARGO & CO NEW           COM              949746101     3562    56700 SH       SOLE                    18900        0    37800